Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance

We are required by SEC rules to disclose the following information regarding compensation paid to our Principal Executive Officer (the “PEO”) and our other Named Executive Officers (such other Named Executive Officers collectively referred to hereinafter as the “Non-PEO NEOs”). The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner prescribed by the SEC rules and do not necessarily align with how we or the compensation committee views the link between our performance and pay of our named executive officers. The footnotes below set forth the adjustments from the total compensation for each of our NEOs reported in the Summary Compensation Table above. As permitted under the rules applicable to smaller reporting companies, we are including two years of data and are not including a peer group total shareholder return or company-selected measure, as contemplated under Item 402(v) of Regulation S-K. For further information concerning our executive compensation philosophy and how executive compensation is aligned with the Company’s performance, refer to the section entitled “Executive Compensation” included in this proxy statement.

PEO and Non-PEO NEOs’ compensation is designed to provide a mix of compensation to reward Officers for individual and company performance as well as to align their interests with the interests of shareholders. To achieve our goal of appropriately rewarding our Officers for their efforts, the compensation generally includes: (i) annual base salary, benefits and perquisites; (ii) annual bonus based on target and above-target performance; and (iii) equity-based compensation and retirement benefits.

For the years 2023 and 2024, in order to preserve Company’s cash, PEO and Non-PEO NEOs were granted RSUs in lieu of an annual cash bonus.

A significant portion of the PEO and Non-PEO NEOs total compensation is “at-risk” in the form of equity compensation and is directly tied to the Company’s share performance. As a result, this component of compensation aligns the PEO and Non-PEO NEOs interests with those of shareholders by linking potential rewards to long-term stock price appreciation.

The following table sets forth additional compensation information of our PEO and Non-PEO NEOs, along with total shareholder return, and net loss results for the years ended December 31, 2024 and 2023:

			Average Summary Compensation Table Total for Non-PEO NEOs (in 000s)(4)		Value of Initial Fixed $ 100 Investment Based on Total Shareholder Return(5)
				Average Compensation Actually Paid to Non-PEO NEOs (in 000s)(3)
	Summary Compensation Table Total for PEO (in 000s)(2)
		Compensation Actually Paid to PEO (in 000s)(3)
						Net Loss (in 000s)(6)
Year(1)
2024	$1,149	$2,187	$485	$849	$212	$(9,541)
2023	950	483	385	314	21	(8,889)

(1)	The Non-PEO NEOs for both years are Hillel Galitzer and Dana Yaacov-Garbeli.
(2)	The dollar amounts reported herein represent the amount of total compensation reported for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
(3)
The dollar amounts reported below represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs (as an average) as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs and Non-PEO NEOs during the applicable fiscal year. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and no dividends or other earnings paid on share or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. The following table details the applicable adjustments that were made to the determine “compensation actually paid” (all amounts are averages for Non-PEO NEOs).

The below figures are represented in thousands.

	PEO		Non-PEO NEO Average
	2024	2023	2024	2023
Summary Compensation Table Total	$1,149	$950	$485	$385
-the fair value of equity awards granted that are reported in the Summary Compensation Table	(742)	(532)	(246)	(141)
+ Fair value as of the end of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	360	126	245	72
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	863	(81)	222	(9)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	112	-	28	-
+/- Change in fair value as of the vesting date (from
the end of the prior fiscal year) of any awards
granted in any prior fiscal year for which all
applicable vesting conditions were satisfied at the
end of or during the covered fiscal year	445	20	115	7
Compensation Actually Paid	$2,187	$483	$849	$314

(4)
The dollar amounts reported herein represent the average of the amounts of total compensation reported for our Non-PEO NEOs as a group for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

(5)
Cumulative total stockholder return (“TSR”) assumes $100 was invested on December 31, 2022 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period (December 31, 2022) by our stock price at the beginning of the measurement period. At December 31, 2024, 2023 and 2022, the per share closing prices for our Ordinary Shares were $2.28, $0.60 and $0.73, respectively. No dividends were paid on share or option awards for all periods presented.

(6)	Net loss is reflected as reported in our audited consolidated financial statements for the applicable fiscal year.

Pay versus Performance Comparative Disclosure

In accordance with SEC rules, the Company is providing the following narrative disclosure regarding the relationships between information presented in the pay versus performance tables above.

Compensation Actually Paid and Cumulative Total Shareholder Return

During 2023 and 2024, compensation actually paid (“CAP”) to our PEO increased from $483 thousand in fiscal year 2023 to $2,187 thousands in fiscal year 2024. Average compensation actually paid to our Non-PEO NEOs increased from $314 in fiscal year 2023 to $849 thousand in fiscal year 2024. Over the same period, the value of an investment of $100 in our Ordinary Shares on the last trading day of 2022 decreased by $18 to $82 during fiscal 2023 and increased by $230 to $312 during fiscal 2024.

The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid and Net Loss

During 2023 and 2024, CAP to our PEO increase from $483 thousand in fiscal year 2023 to $2,187 thousand in fiscal year 2024. Average CAP to our Non-PEO NEOs increased from $314 in fiscal year 2023 to $849 thousand in fiscal year 2024. Over the same period, our net loss increased by $652 thousand during fiscal year 2024 (from a net loss in fiscal year 2023 of $8,889 thousand to a net loss in fiscal year 2024 of $9,541 thousand).

Named Executive Officers, Footnote		The dollar amounts reported herein represent the average of the amounts of total compensation reported for our Non-PEO NEOs as a group for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
Peer Group Issuers, Footnote		Cumulative total stockholder return (“TSR”) assumes $100 was invested on December 31, 2022 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period (December 31, 2022) by our stock price at the beginning of the measurement period. At December 31, 2024, 2023 and 2022, the per share closing prices for our Ordinary Shares were $2.28, $0.60 and $0.73, respectively. No dividends were paid on share or option awards for all periods presented.
PEO Total Compensation Amount	[1],[2]	$ 1,149,000	$ 950,000
PEO Actually Paid Compensation Amount	[1],[3]	$ 2,187,000	483,000
Adjustment To PEO Compensation, Footnote
	PEO		Non-PEO NEO Average
	2024	2023	2024	2023
Summary Compensation Table Total	$1,149	$950	$485	$385
-the fair value of equity awards granted that are reported in the Summary Compensation Table	(742)	(532)	(246)	(141)
+ Fair value as of the end of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	360	126	245	72
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	863	(81)	222	(9)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	112	-	28	-
+/- Change in fair value as of the vesting date (from
the end of the prior fiscal year) of any awards
granted in any prior fiscal year for which all
applicable vesting conditions were satisfied at the
end of or during the covered fiscal year	445	20	115	7
Compensation Actually Paid	$2,187	$483	$849	$314

Non-PEO NEO Average Total Compensation Amount	[1],[4]	$ 485,000	385,000
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 849,000	314,000
Adjustment to Non-PEO NEO Compensation Footnote
	PEO		Non-PEO NEO Average
	2024	2023	2024	2023
Summary Compensation Table Total	$1,149	$950	$485	$385
-the fair value of equity awards granted that are reported in the Summary Compensation Table	(742)	(532)	(246)	(141)
+ Fair value as of the end of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	360	126	245	72
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	863	(81)	222	(9)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	112	-	28	-
+/- Change in fair value as of the vesting date (from
the end of the prior fiscal year) of any awards
granted in any prior fiscal year for which all
applicable vesting conditions were satisfied at the
end of or during the covered fiscal year	445	20	115	7
Compensation Actually Paid	$2,187	$483	$849	$314

Equity Valuation Assumption Difference, Footnote		For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and no dividends or other earnings paid on share or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. The following table details the applicable adjustments that were made to the determine “compensation actually paid” (all amounts are averages for Non-PEO NEOs).
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Total Shareholder Return

During 2023 and 2024, compensation actually paid (“CAP”) to our PEO increased from $483 thousand in fiscal year 2023 to $2,187 thousands in fiscal year 2024. Average compensation actually paid to our Non-PEO NEOs increased from $314 in fiscal year 2023 to $849 thousand in fiscal year 2024. Over the same period, the value of an investment of $100 in our Ordinary Shares on the last trading day of 2022 decreased by $18 to $82 during fiscal 2023 and increased by $230 to $312 during fiscal 2024.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss

During 2023 and 2024, CAP to our PEO increase from $483 thousand in fiscal year 2023 to $2,187 thousand in fiscal year 2024. Average CAP to our Non-PEO NEOs increased from $314 in fiscal year 2023 to $849 thousand in fiscal year 2024. Over the same period, our net loss increased by $652 thousand during fiscal year 2024 (from a net loss in fiscal year 2023 of $8,889 thousand to a net loss in fiscal year 2024 of $9,541 thousand).

Total Shareholder Return Amount	[1],[5]	$ 212	21
Net Income (Loss)	[1],[6]	$ (9,541,000)	(8,889,000)
Additional 402(v) Disclosure		The dollar amounts reported below represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs (as an average) as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs and Non-PEO NEOs during the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name		Net loss
Principal Executive Officer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,149,000	950,000
PEO Actually Paid Compensation Amount		2,187,000	483,000
Principal Executive Officer [Member] | Fair Value Of Equity Awards Granted Are Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(742,000)	(532,000)
Principal Executive Officer [Member] | Fair Value As Of The End Of All Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested At The End Of The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		360,000	126,000
Principal Executive Officer [Member] | Change In Fair Value At End Of The Covered Fiscal Year Of Any Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		863,000	(81,000)
Principal Executive Officer [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		112,000	0
Principal Executive Officer [Member] | Change In Fair Value As Of The Vesting Date Of Any Awards Granted In Any Prior Fiscal Year For Which All Applicable Vesting Conditions Were Satisfied At The End Of Or During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		445,000	20,000
Non Principal Executive Officer And Non Executive Officer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		485,000	385,000
PEO Actually Paid Compensation Amount		849,000	314,000
Non Principal Executive Officer And Non Executive Officer [Member] | Fair Value Of Equity Awards Granted Are Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(246,000)	(141,000)
Non Principal Executive Officer And Non Executive Officer [Member] | Fair Value As Of The End Of All Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested At The End Of The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		245,000	72,000
Non Principal Executive Officer And Non Executive Officer [Member] | Change In Fair Value At End Of The Covered Fiscal Year Of Any Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		222,000	(9,000)
Non Principal Executive Officer And Non Executive Officer [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		28,000	0
Non Principal Executive Officer And Non Executive Officer [Member] | Change In Fair Value As Of The Vesting Date Of Any Awards Granted In Any Prior Fiscal Year For Which All Applicable Vesting Conditions Were Satisfied At The End Of Or During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 115,000	$ 7,000

[1]	Miranda Toledano served as our Executive Officer for the entirety of 2023 and starting May 2022. The Non-PEO NEOs for 2023 and 2022 were Dr. Hillel Galitzer and Dana Yaacov-Garbeli.
[2]	The dollar amounts reported herein represent the amount of total compensation reported for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
[3]	The dollar amounts reported below represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs (as an average) as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs and Non-PEO NEOs during the applicable fiscal year. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and no dividends or other earnings paid on share or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. The following table details the applicable adjustments that were made to the determine “compensation actually paid” (all amounts are averages for Non-PEO NEOs).
[4]	The dollar amounts reported herein represent the average of the amounts of total compensation reported for our Non-PEO NEOs as a group for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
[5]	Cumulative total stockholder return (“TSR”) assumes $100 was invested on December 31, 2021 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period (December 31, 2021) by our stock price at the beginning of the measurement period. At December 31, 2023, 2022 and 2021, the per share closing prices for our Ordinary Shares were $0.60, $0.73 and $2.815, respectively. No dividends were paid on share or option awards for all periods presented.
[6]	Net loss is reflected as reported in our audited consolidated financial statements for the applicable fiscal year.